Segments	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Rigetti Holdings [Member]
Segments

8.	SEGMENTS
The following table presents a summary of revenue by geography for the nine months ended October 31, 2021 and 2020:

	Nine Months Ended October 31,
	2021	2020
United States	$4,939,948	$3,941,415
United Kingdom	2,000,033	161,745
Australia	—	21,003

	$6,939,981	$4,124,163

Revenues from external customers are attributed to individual countries based on the physical location in which the services are provided or the particular customer location with whom the Company has contracted.
During the nine months ended October 31, 2021, 71% of revenues were derived from customers in the United States and 29% of revenues were derived from customers in United Kingdom. During the nine months ended October 31, 2020, 95% of revenues were derived from customers in the United States, 4% of revenues were derived from customers in United Kingdom, and 1% of revenues were derived from customers in Australia.

14.	SEGMENTS
The following table presents a summary of revenue by geography for the years ended January 31, 2021 and 2020:

	2021	2020
United States	$5,108,847	$735,482
United Kingdom	412,747	—
Australia	21,004	—

	$5,542,598	$735,482

Revenues from external customers are attributed to individual countries based on the physical location in which the services are provided or the particular customer location with whom the Company has contracted.
During the year ended January 31, 2021, 92% of revenues were derived from customers in the United States, 7% of revenues were derived from customers in United Kingdom, and 1% of revenues were derived from customers in Australia. During the year ended January 31, 2020, 100% of revenues were derived from customers in the United States.